VANECK DYNAMIC HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Par
(000's) Value
GOVERNMENT OBLIGATIONS: 14.8%
United States Treasury Note
1.12%, 08/15/40 24 $ 15,092
1.38%, 11/15/40 42 27,455
1.88%, 02/15/41 21 14,875
2.25%, 05/15/41 62 46,582
2.75%, 08/15/42 18 14,408
Underline
Total Government Obligations
(Cost: $118,426) 118,412
Number
of Shares
EXCHANGE TRADED FUNDS: 85.1% (a)
VanEck BDC Income ETF ‡ 3,996 65,055
VanEck Durable High Dividend
ETF ‡ 4,155 127,931
Number
of Shares Value
VanEck Emerging Markets High
Yield Bond ETF ‡ 2,139 $ 40,277
VanEck Energy Income ETF ‡ 1,004 69,163
VanEck Fallen Angel High Yield
Bond ETF ‡ 5,418 157,447
VanEck International High Yield
Bond ETF ‡ 4,041 83,690
VanEck J.P. Morgan EM Local
Currency Bond ETF ‡ 1,578 39,403
VanEck Mortgage REIT Income
ETF ‡ 2,556 28,806
VanEck Preferred Securities ex
Financials ETF ‡ 3,795 66,716
Underline
Total Exchange Traded Funds
(Cost: $640,692) 678,488
Total Investments: 99.9%
(Cost: $759,118) 796,900
Other assets less liabilities: 0.1% 1,010
NET ASSETS: 100.0% $ 797,910
(a) Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://
www.sec.gov.
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
Transactions in securities of affiliates for the period ended January 31, 2024 were as follows:
Value
4/30/2023 Purchases
Sales
Proceeds
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
1/31/2024
Dividend
Income
VanEck BDC
Income ETF $38,788 $20,233 $– $– $6,034 $65,055 $5,290
VanEck Durable
High Dividend
ETF 87,147 43,288 – – (2,504) 127,931 3,568
VanEck Emerging
Markets High
Yield Bond ETF 26,067 12,820 – – 1,390 40,277 1,723
VanEck Energy
Income ETF 41,775 21,167 – – 6,221 69,163 1,854
VanEck Fallen
Angel High Yield
Bond ETF 100,233 49,647 – – 7,567 157,447 5,873
VanEck
International
High Yield Bond
ETF 54,177 26,778 – – 2,735 83,690 2,914
VanEck J.P. Morgan
EM Local
Currency Bond
ETF 26,447 13,318 – – (362) 39,403 1,565
VanEck Mortgage
REIT Income ETF 18,744 9,764 – – 298 28,806 2,473
VanEck Preferred
Securities ex
Financials ETF 44,300 21,998 – – 418 66,716 3,712
$437,678 $219,013 $– $– $21,797 $678,488 $28,972

VANECK DYNAMIC HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Summary of Investments by Sector
% of
Investments Value
Exchange Traded Funds 85.1% $ 678,488
Government 14.9 118,412
100.0% $ 796,900
*
See Schedule of Investments for industry sector breakouts.